Share-based payments (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of weighted average inputs of fair value of options granted

The weighted average inputs used in computing the fair value of options granted were as follows:

	November 04, 2024		May 06, 2024		May 06, 2024
Expected volatility		23.89%		24.65%		25.47%
Exercise price	Rs.	1,274.00	Rs.	1,270.00	Rs.	1,270.00
Option life		5.0 Years		4.5 Years		5.5 Years
Risk-free interest rate		6.79%		7.18%		7.19%
Expected dividends		0.63%		0.64%		0.64%
Grant date share price	Rs.	1,268.30	Rs.	1,258.69	Rs.	1,258.69

	January 29, 2024		October 26, 2023		October 26, 2023
Expected volatility		25.15%		26.12%		25.75%
Exercise price	Rs.	1,171.20	Rs.	1,102.80	Rs.	1,102.80
Option life		4.5 Years		5.0 Years		4.5 Years
Risk-free interest rate		7.07%		7.39%		7.38%
Expected dividends		0.68%		0.74%		0.74%
Grant date share price	Rs.	1,168.74	Rs.	1,084.39	Rs.	1,084.39

	May 9, 2023		May 9, 2023
Expected volatility		27.15%		26.95%
Exercise price	Rs.	981.40	Rs.	981.40
Option life		5.5 Years		5.0 Years
Risk-free interest rate		7.02%		7.01%
Expected dividends		0.81%		0.81%
Grant date share price	Rs.	986.65	Rs.	986.65

Disclosure of detailed information about share based payment expense
Share-based payment expense

	For the Year Ended March 31,
	2025		2024		2023
Equity settled share-based payment expense (1)	Rs.	424	Rs.	407	Rs.	397
Cash settled share-based payment expense (2)		372		414		247
	Rs.	796	Rs.	821	Rs.	644

(1)
As of March 31,2025 and 2024, there was Rs.430 and Rs.469, respectively, of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of 1.68 years and 1.69 years, respectively.

(2)
Certain of the Company’s employees are eligible to receive share based payment awards that are settled in cash. These awards vest only upon satisfaction of certain service conditions which range from 1 to 4 years. A category of these awards are also linked to the overall performance of the company. These awards entitle the employees to a cash payment on the vesting date. The amount of the cash payment is determined based on the share price of the Company at the time of vesting. As of March 31, 2025 and 2024, there was Rs.366 and Rs.453, respectively, of total unrecognized compensation cost related to unvested awards. This cost is expected to be recognized over a weighted-average period of 1.57 years and 1.81 years, respectively. This scheme does not involve dealing in or subscribing to or purchasing securities of the Company, directly or indirectly.

Disclosure And Details About 2018 Plan
The DRL 2018 Plan provides for option grants having an exercise price equal to the fair market value of the underlying equity shares on the date of grant are as follows after giving effect of stock split in October 2024:

Particulars	Number of securities to be acquired from secondary market	Number of securities to be issued by the Company	Total
Options reserved against equity shares	12,500,000	7,500,000	20,000,000
Options reserved against ADRs	-	5,000,000	5,000,000
Total	12,500,000	12,500,000	25,000,000

The outstanding shares purchased from secondary market as of March 31,2025 and 2024, are 2,452,260 and 289,791 shares for an aggregate consideration of Rs.2,264 and Rs.991, respectively.

DRL 2018 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life
Stock option activity under the DRL 2018 Plan during the years ended March 31, 2025 and 2024 was as follows:

	For the Year Ended March 31, 2025
Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price	Weighted average remaining useful life (months)
Outstanding at the beginning of the year	2,087,265	521.40 to 1,102.80	832.80	70
Granted during the year	706,670	1,270.00 and 1,274.00	1,270.00	96
Expired/forfeited during the year	(217,800)	521.40 to 1,270.00	960.37	-
Exercised during the year	(165,185)	521.40 to 1,060.20	692.69	-
Outstanding at the end of the year	2,410,950	521.40 to 1,274.00	959.01	67
Exercisable at the end of the year	366,630	521.40 to 1,102.80	671.83	31

	For the Year Ended March 31, 2024
Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price	Weighted average remaining useful life (months)
Outstanding at the beginning of the year	1,834,385	Rs.521.40 to Rs.1,060.20	Rs. 714.98	69
Granted during the year	809,540	981.40 to 1,102.80	986.90	96
Expired/forfeited during the year	(149,895)	521.40 to 1,060.20	790.64	-
Exercised during the year	(406,765)	521.40 to 1,060.20	623.69	-
Outstanding at the end of the year	2,087,265	521.40 to 1,102.80	832.80	70
Exercisable at the end of the year	386,110	521.40 to 1,060.20	633.72	36

DRL 2002 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of Number of Options Reserved
After the stock split effected in the form of a stock dividend issued by the Company in August 2006 and October 2024, the DRL 2002 Plan provides for stock option grants in the above two categories as follows:

Particulars	Number of options reserved under category A	Number of options reserved under category B	Total
Options reserved under original Plan	1,500,000	9,977,390	11,477,390
Options exercised prior to stock dividend date (A)	470,305	738,965	1,209,270
Balance of shares that can be allotted on exercise of options (B)	1,029,695	9,238,425	10,268,120
Options arising from stock dividend (C)	1,029,695	9,238,425	10,268,120
Options reserved after stock dividend (A+B+C)	2,529,695	19,215,815	21,745,510

Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life
Category A — Fair Market Value Options:
There was no stock activity under this category
during the years ended March 31, 2025 and 2024, and there were no stock options outstanding under this category as of March 31, 2025 and 2024.

Category B — Par Value Options:
Stock options activity under this category during the years ended March 31, 2025 and 2024 was as set forth in the below table after giving effect to the
stock split in October 2024.

	For the Year Ended March 31, 2025
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	501,045	Rs.	1.00	Rs.	1.00	55
Expired/forfeited during the year	(17,725)		1.00		1.00	-
Exercised during the year	(165,820)		1.00		1.00	-
Outstanding at the end of the year	317,500	Rs.	1.00	Rs.	1.00	43
Exercisable at the end of the year	249,455	Rs.	1.00	Rs.	1.00	37

	For the Year Ended March 31, 2024
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	761,680	Rs.	1.00	Rs.	1.00	65
Expired/forfeited during the year	(47,950)		1.00		1.00	-
Exercised during the year	(212,685)		1.00		1.00	-
Outstanding at the end of the year	501,045	Rs.	1.00	Rs.	1.00	55
Exercisable at the end of the year	260,530	Rs.	1.00	Rs.	1.00	43

DRL 2007 Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life
The weighted average grant date fair value of options granted during the years ended March 31, 2025 and 2024 was Rs.455 and Rs.362 per option, respectively. The weighted average share prices on the date of allotment of options during the years ended March 31, 2025 and 2024 was Rs.1,383 and Rs.1,134 per share, respectively.

	For the Year Ended March 31, 2025
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	302,575	Rs.	1.00	Rs.	1.00	61
Expired/forfeited during the year	(83,885)		1.00		1.00	-
Exercised during the year	(93,750)		1.00		1.00	-
Outstanding at the end of the year	124,940		1.00		1.00	43
Exercisable at the end of the year	71,130		1.00		1.00	29

	For the Year Ended March 31, 2024
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	504,480	Rs.	1.00	Rs.	1.00	68
Expired/forfeited during the year	(20,190)		1.00		1.00	-
Exercised during the year	(181,715)		1.00		1.00	-
Outstanding at the end of the year	302,575		1.00		1.00	61
Exercisable at the end of the year	70,965	Rs.	1.00	Rs.	1.00	36

DRL 2007 Plans [Member] | Category A [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life
Stock options activity under the DRL 2007 Plan for the above two categories of options during the years ended March 31, 2025 and 2024 was as follows after giving effect to the
s
tock split in October 2024:

	For the Year Ended March 31, 2025
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price	Weighted average remaining useful life (months)
Outstanding at the beginning of the year	1,080,420	Rs.521.40 to Rs.1,171.20	845.25	72
Granted during the year	272,310	1,270.00	1,270.00	96
Expired/forfeited during the year	(232,970)	562.80 to 1,270.00	828.05	-
Exercised during the year	(104,465)	Rs.521.40 to Rs.1,060.20	763.78	-
Outstanding at the end of the year	1,015,295	Rs.521.40 to 1,270.00	971.50	70
Exercisable at the end of the year	57,945	Rs.521.40 to 1,171.20	728.47	33

	For the Year Ended March 31, 2024
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price	Weighted average remaining useful life (months)
Outstanding at the beginning of the year	1,780,905	Rs.396.40 to Rs.1,060.20	621.64	54
Granted during the year	405,045	981.40 to 1,171.20	986.62	96
Expired/forfeited during the year	(47,980)	735.80 to 1,060.20	856.20	-
Exercised during the year	(1,057,550)	396.40 to 735.80	522.35	-
Outstanding at the end of the year	1,080,420	Rs.521.40 to Rs.1,171.20	845.25	72
Exercisable at the end of the year	123,615	Rs.521.40 to Rs.1,060.20	709.07	37